Document and Entity Information	May 31, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39990
Entity Registrant Name	Elicio Therapeutics, Inc.
Entity Central Index Key	0001601485
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3430072
Entity Address, Address Line One	451 D Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	857
Local Phone Number	209-0050
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ELTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Angion Biomedica Corp.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7-57 Wells Avenue
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Country	US
Entity Address, Postal Zip Code	02459